Money Market Fund

DELAWARE GROUP

Tax-Free Money Fund

1997

Semi-Annual Report

professional management

service and guidance

goals

NOVEMBER 10, 1997

Dear Shareholder:

Tax Free Money Fund A and Consultant Classes provided a total return of +1.46% for the six months ended October 31, 1997. The seven-day annualized yield for both share classes was 2.93% while the average maturity of securities in the Fund's portfolio was 58 days.

        Over the last six months, the economy has continued to expand while inflation remained in check. Even the market volatility at the end of October has not seriously dampened the bullish outlook for the U.S. economy.

        In fact, Federal Reserve Chairman Alan Greenspan implied this fall that market volatility might prolong economic growth by keeping inflation under control and the Federal Reserve Board from raising interest rates. Uncertain times generally benefited fixed-income markets as some investors sought to reduce their portfolios' risk profiles.

        Tax-Free Money Fund is not designed for long-term investors, but has the potential to be a safer haven than some other investments as you and your financial adviser formulate a long-term investment plan.

In managing the Fund, we continue to study the economy and monitor opportunities in an effort to provide you with a competitive level of tax-exempt income while attempting to preserve principal.

        For your longer term needs, Delaware Group offers a wide range of investment options, including a Tax-Efficient Equity Fund, single-state and national municipal bond funds and variable annuities. With the proper guidance, you can select those that are most suitable to help you attain your long-term investment goals.

        Thank you for investing with Delaware Group.

Sincerely,


/s/  Wayne A. Stork
-----------------------------
Wayne A. Stork
CHAIRMAN



/s/  Jeffrey J. Nick
-----------------------------
Jeffrey J. Nick
PRESIDENT AND CHIEF EXECUTIVE OFFICER

AVERAGE ANNUAL TOTAL RETURN THROUGH OCTOBER 31, 1997

                                          LIFETIME    TEN YEARS      FIVE YEARS    ONE YEAR    SIX MONTHS*
A Class (Est. 9/17/81)                   +4.10%         +3.44%         +2.46%        +2.88%      +1.46%
Consultant Class (Est. 3/15/88)          +4.06%         +3.39%         +2.46%        +2.88%      +1.46%

*CUMULATIVE RETURN. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. RETURN AND YIELD FLUCTUATE. ALL PERFORMANCE REFLECTS REINVESTMENT OF DIVIDENDS. THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT BUT DOES STRIVE TO MAINTAIN A NET ASSET VALUE OF $1 A SHARE. HOWEVER, THERE IS NO GUARANTEE THAT THE FUND WILL BE ABLE TO DO SO. COMPLETE INFORMATION ON ANY DELAWARE GROUP FUND CAN BE FOUND IN EACH FUND'S CURRENT PROSPECTUS. PROSPECTUSES FOR ALL DELAWARE GROUP FUNDS ARE AVAILABLE FROM YOUR FINANCIAL ADVISER. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                            2   1997 SEMI-ANNUAL REPORT

Financial Statements
DELAWARE GROUP TAX-FREE MONEY FUND, INC. --
STATEMENT OF NET ASSETS
OCTOBER 31, 1997
(UNAUDITED)

                                                        PRINCIPAL      MARKET
                                                         AMOUNT        VALUE
                                                       ----------    ---------
(+)  VARIABLE RATE DEMAND NOTES - 78.98%
     Allegheny County, Pennsylvania Hospital
      Development Authority Revenue (Presbyterian
      University Hospital) Series D
      3.60% 11/1/97 ..................................  $  300,000    $  300,000
     Allegheny County, Pennsylvania Industrial
      Development Authority-Longwood AT
      Oakmont-97D 3.85% 11/1/97 ......................   1,600,000     1,600,000
     Allegheny County, Pennsylvania Presbyterian
      Hospital 3.60% 11/1/97 .........................     300,000       300,000
     Allegheny County, Pennsylvania Presbyterian
      Hospital 3.60% 11/1/97 .........................     400,000       400,000
     Allegheny County, Pennsylvania-Series C-41
      3.70% 11/1/97 ..................................     400,000       400,000
     Broward County, Florida Housing Finance
      Authority 3.70% 11/1/97 ........................   1,500,000     1,500,000
     Burke County Georgia Pollution Control
      Revenue 3.90% 11/1/97 ..........................   1,000,000     1,000,000
     Chester County, Pennsylvania-Philadelphia
      Archdiocese 3.95% 11/1/97 ......................   1,500,000     1,500,000
     GA MEAG 3.75% 11/1/97 ...........................   1,500,000     1,500,000
     Harrisburg, Pennsylvania Authority Revenue-Pool
      Financing Fund 3.85% 11/1/97 ...................   1,700,000     1,700,000
     Lynchburg, Virginia Industrial Development
      Authority (AMBAC) 3.75% 11/7/97 ................   1,000,000     1,000,000
     Massachusetts State Health & Education
      Facilities-Series 85B 3.30% 11/1/97 ............     300,000       300,000
     Montgomery County, Maryland Housing
      Opportunities (LOC, CG Life)
      3.75% 11/7/97 ..................................   1,600,000     1,600,000
     Montgomery County, Pennsylvania Industrial
      Development Authority (LOC, Morgan
      Guaranty Trust Company) 3.70% 11/1/97 ..........   1,400,000     1,400,000
     New York City UBS 3.90% 11/15/97 ................   1,300,000     1,300,000
     New York City Water FGIC 3.90% 11/15/97 .........     900,000       900,000
      Ohio Housing Finance Agency Multifamily
      Housing Revenue (LOC, Swiss Bank)
      3.65% 11/1/97 ..................................   1,000,000     1,000,000
     Pittsburgh, Pennsylvania Urban Development
      Authority (Wood Street Commons)
      4.25% 11/1/97 ..................................   1,205,000     1,205,000
     Port of Seattle, Washington 97-CIBC/AMT
      3.75% 11/7/97 ..................................   1,700,000     1,700,000
     Red River, Texas PCR-SWPS UBS
      3.65% 11/7/97 ..................................     300,000       300,000
     Sayre, Pennsylvania Health Care Facilities
      Authority Revenue (AMBAC)
      3.70% 11/7/97 ..................................     800,000       800,000
     Vermont Educational & Health Buildings
      Financing Agency Revenue (VHA New England
      Inc.- Series A, AMBAC) 3.75% 11/7/97 ...........     400,000       400,000
     Vermont Educational & Health Buildings
      Financing Agency Revenue (VHA New England
      Inc.-Series B, AMBAC) 3.75% 11/7/97 ............     500,000       500,000
     Vermont Educational & Health Buildings
      Financing Agency Revenue (VHA New England
      Inc.-Series D, AMBAC) 3.75% 11/7/97 ............     600,000       600,000

                                                       PRINCIPAL      MARKET
                                                        AMOUNT        VALUE
                                                      ----------    ---------
     VARIABLE RATE DEMAND NOTES (CONTINUED)
     Washington County, Pennsylvania Eye/Ear
      3.60% 11/1/97 ..................................  $1,310,000   $ 1,310,000
     Winston Salem (North Carolina Certificates of
      Participation, LOC, Credit Suisse)
      3.70% 11/1/97 ..................................   1,650,000     1,650,000
                                                                     -----------
     Total Variable Rate Demand Notes ................                26,165,000
                                                                     -----------

     MUNICIPAL BONDS - 4.98%
     Allegheny County, Pennsylvania Hospital
      Development Authority (Health Center-University
      of Pittsburgh-Series A) 3.90% 4/1/98 ...........     750,000       750,000
     Chicago, Illinois GO-97 3.90% 1/1/98 ............     225,000       225,000
     Sparks, Nevada Redevelopment Agency-Tax
      Allocation Revenue 3.90% 1/15/98 ...............     675,000       675,000
                                                                     -----------
     Total Municipal Bonds ...........................                 1,650,000
                                                                     -----------

(++) PUT BONDS - 4.83%
     New Hampshire Higher Education-Dartmouth
      3.90% 6/1/23 ...................................     800,000       800,000
     New Hampshire Higher Educational & Health
      Facilities Authority Revenue
      (Dartmouth Educational) 4.10% 6/1/11 ...........     800,000       800,000
                                                                     -----------
     Total Put Bonds .................................                 1,600,000
                                                                     -----------

     COMMERCIAL PAPER - 3.02%
     Independence MO WTR CP-WDL
      3.70% 12/12/97 .................................   1,000,000     1,000,000
                                                                     -----------
     Total Commercial Paper ..........................                 1,000,000
                                                                     -----------

     OTHER NOTES - 7.56%
     Iowa State School Cash Anticipation Program
      Warrants-Series B 4.25% 1/30/98 ................   1,500,000     1,502,138
     Temple University of The Commonwealth
      System of Higher Education, Pennsylvania
      (University Funding Obligations)
      4.75% 5/18/98 ..................................   1,000,000     1,004,433
                                                                     -----------
     Total Other Notes ...............................                 2,506,571
                                                                     -----------

     TOTAL MARKET VALUE OF SECURITIES - 99.37%
      (cost $32,921,571) .............................                32,921,571
     RECEIVABLES AND OTHER ASSETS NET
      OF LIABILITIES - 0.63% .........................                   208,756
                                                                     -----------
     NET ASSETS APPLICABLE TO 30,188,327
      TAX-FREE MONEY FUND A CLASS SHARES
      AND 2,942,000 CONSULTANT CLASS SHARES
      OUTSTANDING; EQUIVALENT TO $1.00
      PER SHARE - 100% ...............................               $33,130,327
                                                                     ===========
---------------
(+) The Maturity date shown is the longer of the next interest reset date or the date in which the principal can be recovered through demand.
(++) Put Bonds - the maturity date shown is the same as the put date.

                             See accompanying notes

                            1997 SEMI-ANNUAL REPORT   3

DELAWARE GROUP
TAX-FREE MONEY FUND, INC. --
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS
ENDED OCTOBER 31, 1997
(UNAUDITED)

INVESTMENT INCOME:
Interest ...............................                        $651,646

EXPENSES:
Management fees ........................            $83,462
Dividend disbursing and transfer
 agent fees and expenses ...............             34,115
Registration fees ......................              9,052
Accounting fees and salaries ...........              9,046
Reports and statements to shareholders..              4,782
Directors' fees ........................              3,215
Taxes (other than taxes on income) .....              1,500
Professional fees ......................                549      145,721
                                                                --------
NET INVESTMENT INCOME ..................                        $505,925
                                                                ========
                             See accompanying notes


DELAWARE GROUP
TAX-FREE MONEY FUND, INC. --
STATEMENT OF CHANGES IN NET ASSETS
                                                   FOR THE           YEAR
                                               SIX MONTHS ENDED      ENDED
                                                   10/31/97         4/30/97
                                                 (UNAUDITED)
                                                 -----------      -----------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income .................          $   505,925      $   976,478

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income:
 Tax-Free Money Fund A Class ..........             (469,624)        (935,545)
 Tax-Free Money Fund Consultant Class .              (36,301)         (40,933)
                                                 -----------      -----------
                                                    (505,925)        (976,478)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Tax-Free Money Fund A Class ..........           11,869,378       33,819,386
 Tax-Free Money Fund Consultant Class .            2,560,434        1,911,756
Net asset value of shares issued upon
 reinvestment of dividends from net
 investment income:
 Tax-Free Money Fund A Class ..........              371,657          898,384
 Tax-Free Money Fund Consultant Class .               28,713           40,638
                                                 -----------      -----------
                                                  14,830,182       36,670,164
                                                 -----------      -----------
Cost of shares repurchased:
 Tax-Free Money Fund A Class ..........          (14,711,858)     (37,537,625)
 Tax-Free Money Fund Consultant Class .           (1,176,478)      (1,875,259)
                                                 -----------      -----------
                                                 (15,888,336)     (39,412,884)
                                                 -----------      -----------
Decrease in net assets derived from
 capital share transactions ...........           (1,058,154)      (2,742,720)
                                                 -----------      -----------

NET DECREASE IN NET ASSETS ............           (1,058,154)      (2,742,720)

NET ASSETS:
Beginning of period ...................           34,188,481       36,931,201
                                                 -----------      -----------
End of period .........................          $33,130,327      $34,188,481
                                                 ===========      ===========

                             See accompanying notes

                            4   1997 SEMI-ANNUAL REPORT

DELAWARE GROUP TAX-FREE MONEY FUND, INC. -
FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              TAX-FREE MONEY FUND A CLASS
                                                               -------------------------------------------------------------
                                                                SIX MONTHS     YEAR      YEAR      YEAR     YEAR     YEAR
                                                                   ENDED       ENDED     ENDED     ENDED    ENDED    ENDED
                                                                 10/31/97     4/30/97   4/30/96   4/30/95  4/30/94  4/30/93
                                                               (UNAUDITED)
Net asset value, beginning of period .....................       $1.0000     $1.0000    $1.0000   $1.0000  $1.0000   $1.0000

Income from investment operations:
  Net investment income ..................................        0.0146      0.0275     0.0293    0.0255   0.0158    0.0201
                                                                 -------     -------    -------   -------  -------   -------
  Net increase in net assets from investment operations ..        0.0146      0.0275     0.0293    0.0255   0.0158    0.0201
                                                                 -------     -------    -------   -------  -------   -------

Less dividends and distributions:
  Dividends from net investment income ...................       (0.0146)    (0.0275)   (0.0293)  (0.0255) (0.0158)  (0.0201)
                                                                 -------     -------    -------   -------  -------   -------
  Total dividends and distributions ......................       (0.0146)    (0.0275)   (0.0293)  (0.0255) (0.0158)  (0.0201)
                                                                 -------     -------    -------   -------  -------   -------

Net asset value, end of period ...........................       $1.0000     $1.0000    $1.0000   $1.0000  $1.0000   $1.0000
                                                                 =======     =======    =======   =======  =======   =======

Total Return(1)...........................................          1.46%       2.97%      2.97%     2.59%    1.59%     2.03%

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ................       $30,188     $32,659    $35,479   $54,444  $44,707   $43,886
  Ratio of expenses to average net assets (1) ............          0.84%       0.82%      0.90%     0.96%    0.99%     0.94%
  Ratio of net investment income
   to average net assets (1) .............................          2.92%       2.75%      2.95%     2.57%    1.58%     2.03%

-------------------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

                            1997 SEMI-ANNUAL REPORT 5

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         TAX-FREE MONEY FUND CONSULTANT CLASS
                                                             -------------------------------------------------------------
                                                              SIX MONTHS    YEAR      YEAR      YEAR      YEAR     YEAR
                                                                 ENDED      ENDED     ENDED     ENDED     ENDED    ENDED
                                                               10/31/97    4/30/97   4/30/96   4/30/95   4/30/94  4/30/93
                                                             (UNAUDITED)
Net asset value, beginning of period .....................    $1.0000      $1.0000   $1.0000   $1.0000   $1.0000  $1.0000

Income from investment operations:
  Net investment income ..................................     0.0146       0.0275    0.0293    0.0255    0.0158   0.0201
                                                              -------      -------   -------   -------   -------  -------
  Net increase in net assets from investment operations ..     0.0146       0.0275    0.0293    0.0255    0.0158   0.0201
                                                              -------      -------   -------   -------   -------  -------

Less dividends and distributions:
  Dividends from net investment income ...................    (0.0146)     (0.0275)  (0.0293)  (0.0255)  (0.0158) (0.0201)
                                                              -------      -------   -------   -------   -------  -------
  Total dividends and distributions ......................    (0.0146)     (0.0275)  (0.0293)  (0.0255)  (0.0158) (0.0201)
                                                              -------      -------   -------   -------   -------  -------

Net asset value, end of period ...........................    $1.0000      $1.0000   $1.0000   $1.0000   $1.0000  $1.0000
                                                              =======      =======   =======   =======   =======  =======

Total Return (1) .........................................       1.46%        2.79%     2.97%     2.59%     1.59%    2.03%

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ................     $2,942       $1,529    $1,452    $1,614    $1,407   $1,846
  Ratio of expenses to average net assets (1) ............       0.84%        0.82%     0.90%     0.96%     0.99%    0.94%
  Ratio of net investment income to average net assets (1)       2.92%        2.75%     2.95%     2.57%     1.58%    2.03%
--------------------
(1) Ratios have been annualized and total return has not been annualized.

                             See accompanying notes

                            6   1997 SEMI-ANNUAL REPORT

DELAWARE GROUP TAX-FREE MONEY FUND, INC. -
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1997
(UNAUDITED)

Delaware Group Tax-Free Money Fund, Inc. - ("the Fund") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland corporation and offers two classes of shares, The Tax-Free Money Class A and The Tax-Free Money Consultant Class. Neither class has a sales charge.

The investment objective of the Tax-Free Money Fund is to seek maximum current income, exempt from federal income tax, while preserving principal and maintaining liquidity consistent with prudent investment management. Though there is no guarantee that this goal will be met, the Fund strives to maintain a stable net asset value of $1.00.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund:

Security Valuation - Securities are valued at amortized cost which approximates market value.

Federal Income Taxes - The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Original issue discounts are accreted to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly. Realized gains, if any, will be distributed annually.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Fund's average daily net assets.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. (DMC), the investment manager of the Fund, an annual fee which is calculated daily at the rate of 0.50% on the average daily net assets of the Fund less the fees paid to the independent directors. At October 31, 1997, the Fund had a liability for investment management fees and other expenses payable to DMC of $1,146.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing and transfer agent for the Fund. For the six months ended October 31, 1997, the Fund expensed $34,115 for dividend disbursing and transfer agent services and $6,497 for accounting services. At October 31, 1997, the Fund had a liability for such fees and other expenses payable to DSC for $6,441.

Pursuant to the Distribution Agreement, the Fund may pay Delaware
Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual 12b-1 fee not to exceed 0.30% of the average daily net assets of the Fund. Effective June 1, 1990, 12b-1 Plan payments to DDLP were suspended but may be reinstated in the future.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Capital Stock
Transactions in capital shares of the Fund were as follows:

                                                  SIX MONTHS        YEAR
                                                     ENDED         ENDED
                                                   10/31/97       4/30/97
                                                  ----------    ----------
Shares sold:
 Tax-Free Money Fund A Class .................    11,869,378    33,819,386
 Tax-Free Money Fund Consultant Class ........     2,560,434     1,911,756

Shares issued upon reinvestment of dividends
 from net investment income:
 Tax-Free Money Fund A Class .................       371,657       898,384
 Tax-Free Money Fund Consultant Class ........        28,713        40,638
                                                 -----------   -----------
                                                  14,830,182    36,670,164
                                                 -----------   -----------

Shares repurchased:
 Tax-Free Money Fund A Class .................   (14,711,858)  (37,537,625)
 Tax-Free Money Fund Consultant Class ........    (1,176,478)   (1,875,259)
                                                 -----------   -----------
                                                 (15,888,336)  (39,412,884)
                                                 -----------   -----------
Net decrease .................................    (1,058,154)   (2,742,720)
                                                 -----------   -----------

4. Concentration of Credit Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment of their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations.


                            1997 SEMI-ANNUAL REPORT   7

THIS SEMI-ANNUAL REPORT IS FOR THE INFORMATION OF DELAWARE TAX-FREE MONEY FUND SHAREHOLDERS, BUT IT MAY BE USED WITH PROSPECTIVE INVESTORS WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH SETS FORTH DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUND. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. SUMMARY INVESTMENT RESULTS ARE DOCUMENTED IN THE FUND'S CURRENT STATEMENT OF ADDITIONAL INFORMATION. THE FIGURES IN THIS REPORT REPRESENT PAST RESULTS WHICH ARE NOT A GUARANTEE OF FUTURE RESULTS. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

INVESTMENT MANAGER
Delaware Management Company, Inc.
Philadelphia

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING AND
TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia

1818 Market Street
Philadelphia, PA 19103-3682

FOR SHAREHOLDERS
1.800.523.1918

FOR SECURITIES DEALERS
1.800.362.7500

FOR FINANCIAL INSTITUTIONS
REPRESENTATIVES
1.800.659.2265

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan: however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Fund are not bank or credit union deposits.

Copy Rights Delaware Distributors, L.P.





DELAWARE
GROUP
--------
Philadelphia o London



Printed in the USA on
recycled paper

(383)
SA-006 [10/97] PP12/97